Restructuring and related reorganization charges	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and related reorganization charges
18.	Restructuring and related reorganization charges
Due to the impact of the
COVID-19
pandemic on the global travel industry and our business and results of operations, we committed to several actions intended to simplify our business structure and improve operational efficiencies. These actions were aimed at reducing non-critical expenditures
and readjusting structural costs to deliver savings and preserve cash, including (i) temporarily reducing salaries of our senior and middle management; (ii) suspending bonuses to all employees; (iii) reducing part of our workforce and implementing a hiring freeze and limiting inflation salary increases; (iv) reducing working hours and implementing unpaid leave in certain locations; (v) accelerating synergies from acquisitions; (vi) renegotiating supplier payment terms and conditions; (vii) reviewing and renegotiating, to the extent possible, all contracts and commitments; (viii) reducing marketing expenses and
(ix) deferring non-critical capital
expenditures.
As a result, we recognized $12,961 in headcount reduction benefits during the year ended December 31, 2020, which were fully paid as of period end. Based on current plans, we expect total severance benefits in 2021 to decrease. However, we continue to actively evaluate additional cost reduction efforts, and should we make decisions in future periods to take further actions we will incur additional reorganization charges.
We also engaged in certain smaller scale restructure actions during the year ended December 31, 2020 to centralize and migrate certain operational functions and systems, for which we recognized $399 in reorganization charges during the year ended December 31, 2020, which were primarily related to anticipated termination of several office rent contracts.
The following table summarizes the restructuring and related reorganization activity for the year ended December 31, 2020:

	Employee severance and benefits	Other	Total
Accrued liability as of January 1, 2020	$—	$—	$—
Charges	12,961	399	13,360
Payments	(12,961)	(248)	(13,209)

Accrued liability as of December 31, 2020	$—	$151	$151

We allocated the total employee severance and benefit expenses of $12,961 to “Cost of revenue” ($2,662), “Selling and marketing” expenses ($3,851), “General and administrative” expenses ($3,239) and “Technology and product development” expenses ($3,209) in our consolidated statements of income based on the departmental assignment of terminated employees. The remaining total reorganization charges of $399 were allocated to “General and administrative” expenses in our consolidated statements of income based on departmental use of terminated leased asset contract. Restructuring and related reorganization charges are included in the “Unallocated” segment.